Note 12 - Related Party Transactions (Details Textual)	12 Months Ended
Mar. 31, 2022 USD ($)
Maximum [Member]
Related Party Transaction, Amounts of Transaction	$ 120,000
Services [Member] | Metal Edge [Member]
Related Party Transaction, Amounts of Transaction	$ 144,000